Schedule I - Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Loss before taxation	$ (10,936)	$ (53,599)	$ (172,591)
Adjustments for:
Interest income	(152)	(198)	(821)
Amortization of intangible assets	20	20	20
Impairment loss of an intangible asset	1,717	13,000	0
Fair value change of financial liabilities at FVTPL	22	(222)	(1,597)
IFRS 2 listing expense			45,524
Unrealized foreign currency loss			(258)
Share-based payment expenses	(979)	10,926	12,685
Operating cash flows before movements in working capital	(9,986)	(29,521)	(39,632)
(Increase)/decrease in deposits, prepayments and deferred expenses	(2,283)	1,608	(932)
Increase/(decrease) in other payables and accruals	1,903	(571)	(2,635)
NET CASH USED IN OPERATIONS	(10,366)	(28,484)	(43,199)
Taxation paid	(3)	(259)	(10)
NET CASH USED IN OPERATING ACTIVITIES	(10,369)	(28,743)	(43,209)
INVESTING ACTIVITIES
Interest received	152	198	821
Proceeds from disposal of financial asset at FVTPL		5,761	13,307
NET CASH PROVIDED BY INVESTING ACTIVITIES	218	5,983	21,365
FINANCING ACTIVITIES
Proceeds from issue of shares upon exercise of share options	7		85
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,676	468	21,225
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	(6,490)	(22,290)	(619)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	9,766	32,056	32,675
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	3,276	9,766	32,056
Separate [Member]
OPERATING ACTIVITIES
Loss before taxation	(10,939)	(53,599)	(172,591)
Adjustments for:
Share of loss in subsidiaries	(2,225)	37,270	31,610
Interest income	(111)	(198)	(49)
Amortization of intangible assets	20	20	20
Impairment loss of an intangible asset	1,717	0	0
Fair value change of financial assets at FVTPL		(222)	(821)
Fair value change of financial liabilities at FVTPL	22		(1,597)
Fair value change of convertible preferred shares			76,430
IFRS 2 listing expense			45,524
Portion of PIPE issuance costs allocated to PIPE warrants			38
Unrealized foreign currency loss	(5)
Share-based payment expenses	(979)	10,926	12,685
Non-cash adjustments to other expenses			2,484
Operating cash flows before movements in working capital	(12,500)	(5,803)	(6,267)
(Increase)/decrease in deposits, prepayments and deferred expenses	(4)	316	(630)
Increase/(decrease) in other payables and accruals	4,837	666	(2,620)
NET CASH USED IN OPERATIONS	(7,667)	(4,821)	(9,517)
Taxation paid			(10)
NET CASH USED IN OPERATING ACTIVITIES	(7,667)	(4,821)	(9,527)
INVESTING ACTIVITIES
Interest received	111	198	49
Investment in subsidiaries	(3,800)	(19,454)	(8,042)
Advance to subsidiaries	(205)	(2,006)
Repayment from subsidiaries	1,729	19,429	457
Proceeds from disposal of financial asset at FVTPL		5,761	13,307
NET CASH PROVIDED BY INVESTING ACTIVITIES	(2,165)	3,928	5,771
FINANCING ACTIVITIES
Proceeds from PIPE Financing, net of transaction costs	3,859	5,049
Proceeds from issue of shares upon exercise of share options	7		85
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,866	5,049	85
NET (DECREASE) IN CASH AND CASH EQUIVALENTS	(5,966)	4,156	(3,671)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	6,486	2,330	6,001
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 520	$ 6,486	$ 2,330